Total Capital and Net Income Per Common Unit - Issuances of Common Units (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 23, 2017	Oct. 31, 2017	Dec. 31, 2017
Capital Unit [Line Items]
Proceeds from equity offerings (note 16)			$ 164,411
Preferred
Capital Unit [Line Items]
Units Issued		6,800,000
Offering Price (USD per unit)		$ 25.00
Gross Proceeds		$ 170,000
Proceeds from equity offerings (note 16)		$ 164,411
Teekay Corporation's Ownership After the Offering (as a percent)		33.02%
Series B Preferred Units
Capital Unit [Line Items]
Dividend rate, percentage	8.50%
Liquidation preference (USD per unit)	$ 25.00
Redemption price (USD per unit)	$ 25.00
Series B Preferred Units | LIBOR
Capital Unit [Line Items]
Basis spread on variable rate (as a percent)	6.241%